Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Turbines	Sep. 30, 2013	Dec. 31, 2013 Turbines	Dec. 31, 2012
Loss Contingencies [Line Items]
Number of turbines sold		2		2
Service contract liability				$ 417	$ 562
Discount rate				9.00%
Time period for discount				10 years
Accrued expense current				159
Operating lease, rent expense		132	147	388	544
Reduction in liabilities related to exposure	80
Total liabilities related to exposure	333	333
Current liabilities related to exposure	54	54
Operating lease term		5 years
Operating lease termination period		2 years
Annual lease payment obligation, 2016	201	201
Annual lease payment obligation, 2017	345	345
Annual lease payment obligation, 2018	345	345
Annual lease payment obligation, 2019	$ 162	$ 162
Maximum [Member]
Loss Contingencies [Line Items]
Service agreement period		12 years		12 years